July 27, 2012 Via EDGAR
ATTORNEYS AT LAW
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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
082961-0128

Securities and Exchange Commission 100 F. Street, N.E. Washington, D.C. 20549
Re:	Hennessy Funds Trust
File Nos. 033-52154 and 811-07168

Ladies and Gentlemen:

On behalf of Hennessy Funds Trust (the “Trust”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 32 to the Trust’s Form N-1A Registration Statement, including exhibits.

The Trust has designated on the facing sheet of Post-Effective Amendment No. 32 that such Post-Effective Amendment become effective 75 days after filing, pursuant to Rule 485(a)(2).  The Trust is filing Post-Effective Amendment No. 32 pursuant to Rule 485(a)(2) because the Trust is establishing seven new series, the Hennessy Select Focus Fund, the Hennessy Select Large Cap Financial Fund, the Hennessy Select Small Cap Financial Fund, the Hennessy Select Technology Fund, the Hennessy Select Gas Utility Index Fund, the Hennessy Select Balanced Fund and the Hennessy Select Core Bond Fund (collectively, the “New Funds”).  The prospectus and statement of additional information for the other portfolios of Hennessy Funds Trust included in Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A are not changed by the filing of Post-Effective Amendment No. 32 to the Trust’s Registration Statement.  The Trust has marked the prospectuses and statement of additional information of the New Funds with an “r-tag” at the beginning and at the end of the documents.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Attachments

cc:	Dan Steadman
Joe Fahy
Tania Kelly
Richard Teigen
(all without enclosures)

BOSTON BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.
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